Classification of financial instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Classification of financial instruments
14. Classification of financial instruments
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2023									2022
				Fair value	Amortised cost				Fair value	Amortised cost
All figures in £ millions	Notes	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value

Investments in unlisted securities	15	23	120	–	–	143	24	109	–	–	133

Cash and cash equivalents	17	–	31	–	281	312	–	40	–	518	558

Derivative financial instruments	16	–	1	47	–	48	–	5	54	–	59

Trade receivables	22	–	–	–	695	695	–	–	–	825	825

Investment in finance lease receivable	22	–	–	–	100	100	–	–	–	121	121

Other receivable		–	–	–	12	12	–	–	–	3	3

Total financial assets		23	152	47	1,088	1,310	24	154	54	1,467	1,699
The carrying value of the Group’s financial assets is equal to, or approximately equal to, the market value. The other receivable relates to the deferred consideration receivable on the disposal of POLS.
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2023									2022
			Fair value	Amortised cost				Fair value	Amortised cost
All figures in £ millions	Notes	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value

Derivative financial instruments	16	(7)	(36)	–	(43)	(43)	(2)	(63)	–	(65)	(65)

Trade payables	24	–	–	(317)	(317)	(317)	–	–	(348)	(348)	(348)

Deferred and contingent consideration	24	(57)	–	–	(57)	(57)	(79)	–	–	(79)	(79)

Borrowings due within one year	18	–	–	(67)	(67)	(67)	–	–	(86)	(86)	(86)

Borrowings due after more than one year	18	–	–	(1,094)	(1,094)	(1,062)	–	–	(1,144)	(1,144)	(1,096)

Total financial liabilities		(64)	(36)	(1,478)	(1,578)	(1,546)	(81)	(63)	(1,578)	(1,722)	(1,674)
The market value of leases approximates their book value.

Fair value measurement
As shown above, the Group’s derivative assets and liabilities, unlisted securities, marketable securities and deferred and contingent consideration are held at fair value. Financial instruments that are measured subsequently to initial recognition at fair value are grouped into levels 1 to 3, based on the degree to which the fair value is observable, as follows:
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. The Group’s bonds valued at £611m (2022: £610m) and money market funds of £31m (2022: £40m) included within cash and cash equivalents are classified as level 1.
Level 2 fair value measurements are those derived from inputs, other than quoted prices included within level 1, that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices). The Group’s derivative assets valued at £48m (2022: £59m) and derivative liabilities valued at £43m (2022: £65m) are classified as level 2.
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs). The Group’s investments in unlisted securities are valued at £143m (2022: £133m), deferred and contingent consideration of £57m (2022: £79m) and the other receivable of £12m (2022: £3m) are classified as level 3.
The movements in fair values of level 3 financial assets measured at fair value, are shown in the table below:

			2023	2022
All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total
At 1 January	3	133	136	200

Exchange differences	–	(5)	(5)	10

Acquisition of investments and other receivable	12	8	20	19

Repayments	(3)	–	(3)	(92)

Disposal of investments	–	(7)	(7)	(48)

Fair value movements – OCI	–	1	1	18

Fair value movements – income statement	–	13	13	29

At 31 December	12	143	155	136
The fair value of the investments in unlisted securities is determined by reference to the financial performance of the underlying asset, recent funding rounds and amounts realised on the sale of similar assets.
The other receivable relates to £12m (2022: £nil) in respect of the contingent consideration receivable for the sale of the POLS business, which comprises a 27.5% share of positive adjusted EBITDA in each calendar year for six years and 27.5% of the proceeds received by the purchaser in relation to any future monetisation event. The valuation of the deferred consideration has been determined on the basis of a discounted cash flow model, and valued by a third-party specialist.

The key inputs into the discounted cash flow model are the estimates of adjusted EBITDA for the next 6 years and the estimate of the valuation of the business thereafter. Reasonably possible changes in assumptions for the inputs into the model would not have a material impact on the carrying value of the contingent consideration, and therefore sensitivities have not been disclosed.
The deferred consideration payable in respect of prior year acquisitions is measured as the net present value of the expected cash flows. The movement in the fair value of the deferred consideration payable is shown in the table below:

All figures in £ millions	2023	2022
At 1 January	(79)	(44)

Exchange differences	3	(7)

Acquisitions	–	(42)

Fair value movements – income statement	(4)	4

Repayments	23	10

At 31 December	(57)	(79)